As filed with the Securities and Exchange Commission on October 4, 2007
                                     Investment Company Act File Number 811-4265

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
               (Address of principal executive offices) (Zip code)

                                 CHRISTINE MANNA
                    C/O REICH & TANG ASSET MANAGEMENT, LLC
                               600 FIFTH AVENUE
                           NEW YORK, NEW YORK 10020

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   January 31

Date of reporting period:  July 31, 2007

Item 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------

CONNECTICUT                               600 FIFTH AVENUE, NEW YORK, N.Y. 10020
DAILY TAX FREE                                                    (212) 830-5200
INCOME FUND, INC.

================================================================================


Dear Shareholder:


We are pleased to present the semi-annual report of Connecticut Daily Tax Free Income Fund, Inc. (the "Fund") for the period February 1, 2007 through July 31, 2007.

The Fund had net assets of $89,034,496 and 292 active shareholders.

We thank you for your support and we look forward to continuing to serve your cash management needs.


Sincerely,

/s/ Steven W. Duff



Steven W. Duff
President












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JULY 31, 2007
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period February 1, 2007 through July 31, 2007.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

------------------------------------------------------------------------------------------------------------------------------------
                                        Beginning Account Value   Ending Account Value      Expenses paid           Annualized
           Class A Shares                      2/1/07                   7/31/07            During the Period      Expense Ratio (a)
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                $1,013.20                  $4.99                1.00%
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00                $1,019.84                  $5.01                1.00%
  expenses)
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
           Class B Shares               Beginning Account Value   Ending Account Value      Expenses paid           Annualized
                                               2/1/07                   7/31/07            During the Period*     Expense Ratio (a)
------------------------------------------------------------------------------------------------------------------------------------
  Actual                                      $1,000.00                $1,014.20                  $4.00                0.80%
------------------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before              $1,000.00                $1,020.83                  $4.01                0.80%
  expenses)
------------------------------------------------------------------------------------------------------------------------------------


(a) Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (February 1, 2007 through July 31, 2007), multiplied by 181/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS
JULY 31, 2007
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
     Face                                                                        Maturity   Current     Value               Standard
    Amount                                                                        Date     Coupon(b)   (Note 1)    Moody's  & Poor's
    ------                                                                        ----     ---------   --------    -------  --------
Tax Exempt General Obligation Notes & Bonds (23.25%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000   Connecticut State Special Tax Obligation RB - Series A (c)
              Insured by FSA                                                     11/01/07     3.65%  $  1,110,439
  2,000,000   Danbury, CT BAN                                                    08/01/08     3.67      2,011,120     MIG-1    SP-1+
  1,850,000   Danbury, CT BAN                                                    08/03/07     3.72      1,850,076     MIG-1    SP-1+
  2,745,000   East Lyme, CT BAN                                                  07/17/08     3.70      2,758,950     MIG-1
  2,000,000   Hartford, CT BAN (c)                                               11/15/07     3.60      2,002,250
  2,000,000   Manchester, CT BAN (c)                                             07/02/08     3.72      2,004,956
  2,000,000   Neshaminy, CT BAN (c)                                              06/30/08     3.90      2,004,378
  1,000,000   North St. Paul Maplewood, MN Independent School District, BAN (c)  08/13/07     3.85      1,000,205
  4,000,000   Puerto Rico Industrial Medical & Environmental IDRB
              (Abbott Laboratories Project) - Series 1983A                       03/01/08     3.95      4,001,134     P-1       A-1+
  1,950,000   Windsor, CT BAN                                                    06/26/08     3.70      1,955,074     MIG-1    SP-1+
-----------                                                                                          ------------
 20,645,000   Total Tax Exempt General Obligation Notes & Bonds                                        20,698,582
-----------                                                                                          ------------

Variable Rate Demand Instruments (d) (78.09%)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,900,000   BB & T Municipal Trust Floater - Series 1004
              LOC Branch Banking & Trust Company                                 11/06/23     3.79%  $  1,900,000    VMIG-1
  1,800,000   BB & T Municipal Trust Floater - Series 1002
              LOC Branch Banking & Trust Company                                 01/01/25     3.79      1,800,000    VMIG-1
  2,300,000   Connecticut State Development Authority Solid Waste Disposal
              Facilities RB (PJ Rand - Whitney Container Board Limited)
              Partnership Project) - Series 1993
              LOC Bank of Montreal                                               08/01/23     3.66      2,300,000    VMIG-1     A-1+
  1,310,000   Connecticut State Development Authority IDRB
              (Acucut Inc. Project)
              LOC Wachovia Bank, N.A.                                            06/01/18     3.75      1,310,000     P-1       A-1+
    500,000   Connecticut State Development Authority IDRB
              (Gerber Scientific Incorporated) - Series 1984
              LOC Wachovia Bank, N.A.                                            12/01/14     3.56        500,000               A-1+
  4,600,000   Connecticut State GO - Series 1997B                                05/15/14     3.57      4,600,000    VMIG-1     A-1+
  3,800,000   Connecticut State HEFA (Gayland Hospital Issue Project) - Series B
              LOC Bank of America, N. A.                                         07/01/37     3.57      3,800,000               A-1+
  2,700,000   Connecticut State HEFA P-Float PT -905 (c)
              Insured by FGIC                                                    09/13/07     3.66      2,700,000
  1,000,000   Connecticut State HEFA (Salisbury School Issue) - Series B
              LOC Bank of America, N. A.                                         07/01/34     3.58      1,000,000               A-1+
  2,125,000   Connecticut State HEFA Floaters(Quinnipiac University)-Series 1637
              Insured by AMBAC Assurance Corporation                             07/01/36     3.64      2,125,000    VMIG-1


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007
(UNAUDITED)
================================================================================

                                                                                                                        Ratings (a)
                                                                                                                   -----------------
      Face                                                                       Maturity   Current      Value              Standard
     Amount                                                                        Date     Coupon(b)   (Note 1)   Moody's  & Poor's
     ------                                                                        ----     ---------   --------   -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,770,000   Connecticut State HEFA (Eastern Connecticut Health) -  Series B
              LOC Comerica Bank                                                  07/01/34     3.63%  $  2,770,000    VMIG-1     A-1+
  1,400,000   Connecticut State HEFA (University of New Haven) - Series 2005E
              LOC Wachovia Bank, N.A.                                            07/01/35     3.60      1,400,000               A-1+
  1,100,000   Connecticut State HEFA (Yale University) -  Series T               07/01/29     3.62      1,100,000    VMIG-1     A-1+
  4,000,000   Connecticut State HEFA (Yale University) -  Series U-1             07/01/33     3.51      4,000,000    VMIG-1     A-1+
  4,500,000   Connecticut State HEFA (Yale University) -  Series U-1 & U-2       07/01/33     3.51      4,500,000    VMIG-1     A-1+
  5,000,000   Connecticut State HEFA (Yale University) -  Series V-1             07/01/36     3.62      5,000,000    VMIG-1     A-1+
  1,000,000   Connecticut State HEFA (Yale University) -  Series Y-2             07/01/35     3.62      1,000,000    VMIG-1     A-1+
  2,910,000   Connecticut HEFA RB (Kingswood-Oxford School Issue) - Series B
              LOC Allied Irish Bank                                              07/01/30     3.60      2,910,000    VMIG-1
  1,160,000   Connecticut State HEFA RB
              (Mansfield Center for Nursing and Rehabilitation) - Series B
              LOC Bank of America, N.A.                                          07/01/22     3.58      1,160,000               A-1+
  1,500,000   Connecticut State HEFA RB (Quinnipiac University) - Series 2001F
              Insured by Radian Asset Assurance, Inc.                            07/01/31     3.71      1,500,000               A-1+
  2,740,000   Connecticut State HFA (ROCs II - R Trust - Series 402)             11/15/33     3.69      2,740,000    VMIG-1
  1,990,000   Connecticut State HFA (ROCs II - R Trust - Series 596)
              Insured by MBIA Insurance Corporation                              06/01/14     3.65      1,990,000    VMIG-1
  1,000,000   Connecticut State Second Lien Special Tax Obligation Refunding
              Bonds - Series 2003-1 (Transportation Infrastructure Purposes)
              Insured by AMBAC Assurance Corporation                             02/01/22     3.63      1,000,000    VMIG-1     A-1+
  1,500,000   Connecticut State Special Tax Obligation RB - Series 2003 -2
              (Transportation Infrastructure)
              Insured by AMBAC Assurance Corporation                             02/01/22     3.63      1,500,000    VMIG-1     A-1+
  2,525,000   Connecticut State Special Tax Obligation RB - Series 1
              (Second Lien Transportation Infrastructure)
              Insured by FSA                                                     12/01/10     3.61      2,525,000     P-1       A-1+
    200,000   Floaters Trust - Series 2006-453G (Commonwealth of Puerto Rico
              Public Improvement Refunding Bond) - Series 2006A
              LOC Goldman Sachs                                                  07/01/35     3.64        200,000     P-1       A-1
  1,650,000   Floater Trust Receipts - Series 2006FR/RI-P58U
              Related to Conneticut State HEFA RB
              (Yale University) - Series 2006 X-1                                07/01/42     3.62      1,650,000    VMIG-1     A-1
  1,000,000   Michigan State Strategic Fund
              (Ilmor Engineering Inc. Project) - Series 2006
              LOC Fifth Third Bank                                               03/01/36     3.74      1,000,000     P-1       A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                        Ratings (a)
                                                                                                                  ------------------
     Face                                                                        Maturity   Current       Value             Standard
    Amount                                                                         Date     Coupon(b)   (Note 1)   Moody's  & Poor's
    ------                                                                       --------   ---------   --------   -------  --------
Variable Rate Demand Instruments (d) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000   Nashville & Davidson County, TN   MHRB
              (Wedgewood Towers Project) - Series 2004B (c)
              LOC Amsouth Bank, N.A.                                             06/01/34     3.79%  $  1,000,000     P-1       A-1
    395,000   New Britain, CT GO -  Series 2000B
              Insured by AMBAC Assurance Corporation                             04/01/20     3.63        395,000               A-1+
  2,000,000   PUTTERS Series 1170 Related to Connecticut State GO Bonds
               - Series 2005 D-2
              Insured by FGIC                                                    11/15/13     3.65      2,000,000    VMIG-1     A-1
  1,315,000   PUTTERS Series 215 Related to Connecticut State HEFA RB
              (Eastern Conneticut Health Network Issue) - Series A
              Insured by Radian Asset Assurance, Inc.                            07/01/30     3.64      1,315,000               A-1+
  1,500,000   State of Connecticut HEFA RB (Greenwich Family YMCA - A)
              LOC Bank of New York                                               07/01/35     3.63      1,500,000    VMIG-1
  1,000,000   State of Connecticut HEFA  RB (Hotchkiss School) - Series A        07/01/30     3.60      1,000,000    VMIG-1     A-1+
    500,000   TOCs (TICs/TOCs Trust Series 2001-1) Puerto Rico Public
              Improvement Refunding Bonds - Series 2001
              Insured by FSA                                                     07/01/27     3.62        500,000               A-1+
  1,835,000   Weston, CT ROCs ll R Trusts - Series 6501                          07/15/22     3.65      1,835,000    VMIG-1
-----------                                                                                          ------------
 69,525,000   Total Variable Rate Demand Instruments                                                   69,525,000
-----------                                                                                          ------------
              Total Investments (101.34%) (Cost $90,223,582+)                                         $90,223,582
              Liabilities in excess of cash and other assets (-1.34%)                                  (1,189,086)
                                                                                                     ------------
              Net Assets (100.00%)                                                                    $89,034,496
                                                                                                     ============

                 +  Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the
     insurance  company who insures the  issue.   All  letters  of  credit  and
     insurance  are irrevocable  and  direct pay  covering  both  principal  and
     interest.   Ratings  are  unaudited.  In  addition,  certain Issuers have either a line of credit,a liquidity facility, a standby  purchase agreement
     or   some other  financing mechanism to  ensure  the  remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) The interest rate shown reflects the security,s current coupon,unless yield is available.

(c) Securities that are not rated which the fund's adviser has determined to be of comparable quality to those rated securities in which the fund invests.

(d) Securities payable on demand at par including accrued interest(usually with seven days' notice) and, where indicated, are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JULY 31, 2007
(UNAUDITED)
================================================================================

KEY:
     BAN     =  Bond Anticipation Note                               LOC    =   Letter of Credit
     FSA     =  Financial Security Assurance                         MHRB   =   Multi-Family Housing Revenue Bond
     FGIC    =  Financial Guaranty Insurance Company                 RB     =   Revenue Bond
     GO      =  General Obligation                                   ROCs   =   Reset Option Certificates
     HEFA    =  Health and Education Facilities Authority            TICs   =   Trust Inverse Certificates
     HFA     =  Housing Finance Authority                            TOCs   =   Tender Option Certificates
     IDRB    =  Industrial Development Revenue Bond

Breakdown of Portfolio Holdings by State:

----------------------------------------------------------------------
         State                   Value             % of Portfolio
----------------------------------------------------------------------
----------------------------------------------------------------------
  Connecticut                  $76,817,865              85.14%
  Michigan                       1,000,000               1.11
  Minnesota                      1,000,205               1.11
  Pennsylvania                   2,004,378               2.22
  Puerto Rico                    4,701,134               5.21
  Tennessee                      1,000,000               1.11
  Other                          3,700,000               4.10
----------------------------------------------------------------------
  Total                        $90,223,582             100.00%
----------------------------------------------------------------------
















--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2007
(UNAUDITED)
================================================================================

ASSETS:
   Investments in securities, at amortized cost (Note 1)..................................    $    90,223,582
   Cash...................................................................................            527,796
   Accrued interest receivable............................................................            495,319
   Prepaid expenses.......................................................................              9,069
                                                                                              ----------------
         Total assets.....................................................................         91,255,766
                                                                                              ---------------

LIABILITIES:

   Payable to affiliates*.................................................................             43,514
   Payable for securities purchased ......................................................          2,011,120
   Accrued expenses.......................................................................             98,166
   Dividends payable......................................................................             68,373
   Other payable..........................................................................                 97
                                                                                              ---------------
         Total liabilities................................................................          2,221,270
                                                                                              ---------------
   Net assets.............................................................................    $    89,034,496
                                                                                              ===============

SOURCE OF NET ASSETS:

   Net capital paid in on shares of capital stock (Note 3)................................    $    89,050,992
   Accumulated net realized loss..........................................................            (16,496)
                                                                                              ---------------
   Net assets.............................................................................    $    89,034,496
                                                                                              ===============

Net asset value, per share (Note 3):
Class Name                                          Net Assets          Shares Outstanding   Net Asset Value
Class A Shares..............................        $62,768,881             62,793,419             $1.00
Class B Shares..............................        $26,265,615             26,275,883             $1.00

* Includes fees payable to Reich & Tang Asset Management, LLC, Reich & Tang Distributors, Inc. and Reich & Tang Services, Inc.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF OPERATIONS
SIX MONTHS ENDED JULY 31, 2007
(UNAUDITED)
================================================================================

INVESTMENT INCOME
Income:
  Interest...................................................................................   $    1,602,860
                                                                                                --------------
Expenses: (Note 2)
   Investment management fee.................................................................          131,762
   Administration fee........................................................................           92,233
   Shareholder servicing fee (Class A shares)................................................           63,602
   Shareholder servicing fee (JPMorgan Select shares)........................................              161
   Custodian expenses........................................................................            4,868
   Shareholder servicing and related shareholder expenses+...................................           34,272
   Legal, compliance and filing fees.........................................................           30,662
   Audit and accounting......................................................................           50,438
   Directors' fees and expenses..............................................................            4,937
   Miscellaneous.............................................................................            2,817
                                                                                                --------------
       Total expenses........................................................................          415,752
       Less:  Expenses paid indirectly.......................................................             (623)
                                                                                                --------------
       Net expenses..........................................................................          415,129
                                                                                                --------------
   Net investment income.....................................................................        1,187,731

REALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain (loss) on investments......................................................            1,870
                                                                                                --------------
Increase in net assets from operations.......................................................   $    1,189,601
                                                                                                ==============

+ Includes class specific transfer agency expenses of $15,901, $6,020 and $41 for Class A, Class B, and JPMorgan Select shares, respectively.





--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS


================================================================================

                                                                              Six Months                       Year
                                                                                Ended                         Ended
                                                                             July 31, 2007                 January 31,
                                                                              (Unaudited)                      2007
                                                                             ------------                  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
     Net investment income......................................        $      1,187,731               $      2,314,805


     Net realized gain on investments...........................                   1,870                        (1,598)
                                                                        ----------------              -----------------

     Increase in net assets from operations.....................               1,189,601                      2,313,207

Dividends to shareholders from net investment income*:
     Class A shares.............................................                (841,549)                   (1,380,161)
     Class B shares.............................................                (344,041)                     (622,319)
     JPMorgan Select shares.....................................                  (2,141)                     (312,325)
                                                                        -----------------             -----------------
     Total dividend to shareholders.............................              (1,187,731)                   (2,314,805)

Distributions to shareholders from realized gains on investments:
     Class A shares.............................................                     -0-                       (11,885)
     Class B shares.............................................                     -0-                        (4,823)
     JPMorgan Select shares.....................................                     -0-                           (60)
                                                                        ----------------              -----------------
     Total distribution to shareholders.........................                     -0-                       (16,768)

Capital share transactions (Note 3):
     Class A shares.............................................               6,164,261                    (4,372,290)
     Class B shares.............................................               4,836,524                    (3,756,552)
     JPMorgan Select shares.....................................                (261,863)                  (33,909,624)
                                                                        ----------------              -----------------
     Total capital share transactions...........................              10,738,922                   (42,038,466)
                                                                        ----------------              -----------------
Total increase(decrease)........................................              10,740,792                   (42,056,832)
Net assets:
     Beginning of period........................................              78,293,704                    120,350,536
                                                                        ----------------              -----------------
     End of period..............................................        $     89,034,496              $      78,293,704
                                                                        ================              =================

     Undistributed net investment income........................        $            -0-              $             -0-
                                                                        ================              =================


* Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies

Connecticut Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax-exempt money market fund. The Fund has three classes of stock authorized, Class A, Class B and JPMorgan Select shares. The Class A and JPMorgan Select shares are subject to a service fee pursuant to the FundSs Distribution and Service Plans. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. In all other respects, all share classes represent the same interest in the income and assets of the Fund.


The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

    a) Valuation of Securities -
    Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost, the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

    b) Federal Income Taxes -
    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

    c) Dividends and Distributions -
    Dividends from investment income (excluding capital gains and losses,if any, and amortization of market discount) are declared daily and paid monthly.Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

    d) Use of Estimates -
    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the
    reporting  period.  Actual    results could differ from those estimates.

    e) General -
    Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
1. Summary of Accounting Policies (continued)

    f) Representations and Indemnifications -
    In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown,as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.30% of the Fund's average daily net assets.

Pursuant to an AdministrativeServices Contract the Fund pays to the Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to Distribution and Service Plans adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into Distribution Agreements (with respect to all classes) and Shareholder Servicing Agreements (with respect to Class A and JPMorgan Select shares only). For its services under the Shareholder Servicing Agreements, the Distributor receives from the Fund a fee equal to 0.20% of the Fund's average daily net assets with respect only to the Class A and JPMorgan Select shares. There were no additional expenses borne by the Fund pursuant to the Distribution and Service Plans.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $2,000 per annum plus $300 per meeting attended (there are five scheduled Board Meetings each year) and each member of the Audit Committee will receive an aggregate payment of $750 per Audit Committee meeting attended allocated among the funds of the Reich & Tang Complex. In addition, the Audit Committee Chairman receives an aggregate payment of $1,000 per quarter allocated among the funds of the Reich & Tang complex on whose audit committee he serves. The Lead Independent Director receives an additional annual fee of $8,000 and the Deputy Lead Director receives an additional annual fee of $4,000, both fees paid quarterly and allocated among the funds of the Reich & Tang Complex. Effective January 1, 2007, the Directors of the Fund not affiliated with the Manager will be paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Director will receive an annual retainer of $50,000 and a fee of $3,000 for each Board of Directors meeting attended. Each Independent Director will also receive a fee up to $1,500 at the discretion of the Lead
Director for telephonic Board meetings. In addition, the Lead Independent Director will receive an additional $12,000, payable quarterly and the Audit Committee Chairman and the Compliance Committee Chairman will each receive an additional annual fee of $8,000, payable quarterly. Each Independent Director will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the California Daily Tax Free Income Fund, Inc., the New Jersey Daily Municipal Income Fund, Inc., the Daily Income Fund, the Daily Tax Free Income Fund, Inc., the Florida Daily Municipal Income Fund and the Short Term Income Fund, Inc.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $22,164 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as transfer agent for the Fund (the "Transfer Agent"). Pursuant to the Transfer Agency Agreement, the Transfer Agent receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A, B and JPMorgan Select shares of the Fund. For the period ended July 31, 2007 these fees amounted to an annual rate of 0.05% of the monthly average net assets of the Class A, B and JPMorgan select shares of the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

For the period ended July 31, 2007, the breakdown of expenses paid indirectly by the Fund was as follows:

     Custodian expenses................................$       623
                                                       -----------
     Total.............................................$.      623
                                                       ===========

3. Capital Stock

At July 31, 2007, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
                                                     Ended                              Ended
Class A shares                                   July 31, 2007                    January 31, 2007
--------------                                  --------------                    ----------------
Sold......................................         269,341,259                        261,598,786
Issued on reinvestment of dividends.......             598,524                          1,065,508
Redeemed..................................        (263,775,522)                      (267,036,584)
                                                --------------                    ----------------
Net increase (decrease)...................           6,164,261                         (4,372,290)
                                                ==============                    ================


Class B shares
--------------
Sold......................................          31,409,784                         89,428,573
Issued on reinvestment of dividends.......             342,662                            624,566
Redeemed..................................         (26,915,922)                       (93,809,691)
                                                --------------                    ---------------
Net increase (decrease)...................           4,836,524                         (3,756,552)
                                                ==============                    ===============


JPMorgan Select shares
----------------------
Sold......................................              11,439                         44,752,599
Issued on reinvestment of dividends.......               2,444                            342,331
Redeemed..................................            (275,746)                       (79,004,554)
                                                --------------                    ---------------
Net increase (decrease)...................            (261,863)                       (33,909,624)
                                                ==============                    ===============




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

4. Tax Information

The tax character of all distributions paid during the years ended January 31, 2007 and 2006 were as follows:

                                                                2007                            2006
                                                           -----------                     -----------
     Tax-exempt income...............................      $ 2,314,805                     $ 1,964,143
     Long-term capital gain..........................           16,768                           6,476

At January 31, 2007, the Fund had for Federal income tax purposes, capital losses of $18,366, which may be carried forward to offset future capital gains and if not used, will expire on January 31, 2015.

At January 31, 2007, the Fund had no distributable earnings.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"), as required, on June 30, 2007. FIN 48 requires the Investment Manager to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets as of July 31, 2007.

Based on its analysis, the Investment Manager has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, the Investment Manager's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof

5. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Connecticut and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 48% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance, and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================

6. Financial Highlights

                                                      Six Months
                                                        Ended                          Years Ended January 31,
Class A shares                                       July 31, 2007    -------------------------------------------------------------
--------------                                        (Unaudited)        2007         2006         2005         2004          2003
                                                     -----------      ---------   ---------    ---------    --------     ----------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ----------      ---------    ---------    ---------    --------     ---------
Income from investment operations:
    Net investment income...............                 0.013           0.025        0.015        0.003        0.001         0.005
    Net realized and unrealized gain (loss)
      on investments....................                 0.000           0.000        0.000        0.000        0.000         0.000
                                                      ----------      ---------    ---------     --------    --------     ---------
    Total from investment operations....                 0.013           0.025        0.015        0.003        0.001         0.005
Less distributions from:
    Dividends from net investment income                (0.013)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
    Net realized gains on investments...                  --             0.000        0.000        0.000        0.000          --
                                                      ----------     ----------    ---------    ---------    --------     ---------
Total Distributions.....................                (0.013)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
                                                      ----------     ----------    ---------    ---------    --------     ---------
Net asset value, end of period..........              $  1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                      ==========     ==========    =========    =========    ========     =========
Total Return............................                 1.32%(a)        2.48%        1.54%        0.33%        0.15%         0.54%
Ratios/Supplemental Data
Net assets, end of period (000's).......              $ 62,769        $ 56,603     $ 60,992     $ 70,077     $ 74,910     $  80,465
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                 1.00%(c)        0.98%        0.93%        0.93%        0.93%         0.91%
  Net investment income.................                 2.65%(c)        2.42%        1.51%        0.32%        0.15%         0.53%
  Management & Administration fees waived                 --             0.15%         --           --           --            --
  Shareholder servicing fees waived.....                  --              --           --          0.01%        0.02%          --
  Expenses paid indirectly..............                 0.00%(c)        0.00%        0.00%        0.00%        0.00%         0.00%

(a)      Not annualized
(b)      Includes expenses paid directly
(c)      Annualized
















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

6. Financial Highlights (continued)

                                                      Six Months
                                                        Ended                           Years Ended January 31,
Class B shares                                       July 31, 2007    -------------------------------------------------------------
---------------                                       (Unaudited)         2007         2006         2005         2004         2003
                                                       ---------      ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....               $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                       ---------      ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income...............                  0.014          0.027        0.017        0.005        0.003         0.007
    Net realized and unrealized gain (loss)
      on investments....................                  0.000          0.000        0.000        0.000        0.000         0.000
                                                       ---------      ---------    ---------    ---------    ---------    ---------
    Total from investment operations....                  0.014          0.027        0.017        0.005        0.003         0.007
Less distributions from:
    Dividends from net investment income                 (0.014)        (0.027)      (0.017)      (0.005)      (0.003)       (0.007)
    Net realized gains on investments...                   --            0.000         --          0.000        0.000          --
                                                       ---------      ---------    ---------    ---------    ---------    ---------
Total Distributions.....................                 (0.014)        (0.027)      (0.017)      (0.005)      (0.003)       (0.007)
                                                       ---------      ---------    ---------    ---------    ---------    ---------
Net asset value, end of period..........               $  1.00        $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                       =========      =========    =========    =========    =========    =========
Total Return............................                  1.42%(a)       2.69%        1.75%        0.52%        0.33%         0.75%
Ratios/Supplemental Data
Net assets, end of period (000's).......               $ 26,265       $ 21,429     $ 25,192     $ 25,482     $ 22,735     $  27,589
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                  0.80%(c)       0.78%        0.73%        0.74%        0.76%         0.70%
  Net investment income.................                  2.86%(c)       2.62%        1.73%        0.54%        0.32%         0.75%
  Management & Administration fees waived                  --            0.15%         --           --           --            --
  Expenses paid indirectly..............                  0.00%(c)       0.00%        0.00%        0.00%        0.00%         0.00%

(a)      Not annualized
(b)      Includes expenses paid directly
(c)      Annualized









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================




6. Financial Highlights (continued)


                                                  February 1, 2007
                                                      through                         Years Ended January 31,
JP Morgan shares +                                  May 23, 2007      -------------------------------------------------------------
----------------                                     (Unaudited)          2007         2006         2005         2004         2003
                                                     -----------      ---------    ---------    ---------    ---------    ---------
Per Share Operating Performance:
(for a share outstanding throughout the period)
Net asset value, beginning of period....             $   1.00          $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
                                                     -----------      ---------    ---------    ---------    ---------    ---------
Income from investment operations:
    Net investment income...............                 0.008           0.025        0.015        0.003        0.001         0.005
    Net realized and unrealized gain (loss)
      on investments....................                 0.000           0.000        0.000          --         0.000         0.000
                                                     -----------      ---------    ---------    ---------    ---------    ---------
    Total from investment operations....                 0.008           0.025        0.015        0.003        0.001         0.005
Less distributions from:
    Dividends from net investment income                (0.008)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
    Net realized gains on investments...                  --             0.000         --          0.000        0.000         0.000
                                                     -----------      ---------    ---------    ---------    ---------    ---------
Total Distributions.....................                (0.008)         (0.025)      (0.015)      (0.003)      (0.001)       (0.005)
                                                     ===========      =========    =========    =========    =========    =========
Net asset value, end of period..........             $   1.00         $  1.00      $  1.00      $  1.00      $  1.00      $   1.00
Total Return............................                 0.82%(a)        2.48%        1.54%        0.33%        0.15%         0.54%
Ratios/Supplemental Data
Net assets, end of period (000's).......             $    -0-         $   262      $  34,167    $  38,777    $  35,433    $   72,984
Ratios to average net assets:
  Expenses (net of fees waived) (b) ....                1.00%(c)         0.96%        0.93%        0.93%        0.93%         0.91%
  Net investment income.................                2.66%(c)         2.28%        1.51%        0.32%        0.15%         0.53%
  Advisor & Administration fees waived..                 --              0.15%         --           --           --            --
  Shareholder servicing fees waived.....                 --               --           --          0.01%        0.02%          --
  Expenses paid indirectly..............                0.00%(c)         0.00%        0.00%        0.00%        0.00%         0.00%

(a)      Not annualized
(b)      Includes expenses paid directly
(c)      Annualized
+ JPMorgan Select shares liquidated on May 24, 2007.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

CONNECTICUT DAILY TAX FREE INCOME FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

LONG-TERM CAPITAL GAIN DISTRIBUTION

On December 29, 2006, the Fund paid a long-term capital gain distribution of $0.000229887 per share.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.
--------------------------------------------------------------------------------



Connecticut Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020


Distributor
     Reich & Tang Asset Distributor, Inc.
     600 Fifth Avenue
     New York, New York 10020



CT7/07S

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  CONNECTICUT
  DAILY
  TAX FREE
  INCOME
  FUND, INC.





                                                              Semi-Annual Report
                                                                   July 31, 2007
                                                                     (Unaudited)



--------------------------------------------------------------------------------

Item 2: CODE OF ETHICS

Not Applicable (disclosure required in annual report on N-CSR only).

Item 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable (disclosure required in annual report on N-CSR only).

Item 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable (disclosure required in annual report on N-CSR only).

Item 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6: SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

Item 9: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11:   EXHIBITS

(a)(1) Not applicable (disclosure required in annual report on N-CSR only).

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Connecticut Daily Tax Free Income Fund, Inc.

 By (Signature and Title)*      /s/ Christine Manna
                                    Christine Manna, Secretary

Date: October 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ Steven W. Duff
                                    Steven W. Duff, President

Date: October 4, 2007

By (Signature and Title)*       /s/ Anthony Pace
                                    Anthony Pace, Treasurer

Date: October 4, 2007

* Print the name and title of each signing officer under his or her signature.